Condensed Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Series A Preferred Stock	Total
Balance at Sep. 30, 2018		$ 77	$ 10,473,871	$ (19,631,292)		$ (9,157,344)
Balance, shares at Sep. 30, 2018		767,160			250
Stock option expense			265,113			265,113
Share-based compensation			650			650
Shares-based compensation, shares		1,700
Shares issued for services		$ 4	21,537			21,541
Shares issued for services, shares		36,146
Shares issued for cashless warrant exercise		$ 15	138,415			138,430
Shares issued for cashless warrant exercise, shares		148,132
Shares issued to non- employees for services		$ 27	29,973			30,000
Shares issued to non- employees for services, shares		272,500
Shares issued for conversion of notes and reclassification of debt premiums		$ 76	470,400			470,476
Shares issued for conversion of notes and reclassification of debt premiums, shares		756,447
Cancellation of shares for 3(a)(10) debt settlement		$ 127	(127)
Cancellation of shares for 3(a)(10) debt settlement, shares		1,273,261
Reclassification of debt and premium to APIC for 3(a)(10) debt settlement			450,939			450,939
Net loss				(7,115,159)		(7,115,159)
Balance at Sep. 30, 2019		$ 326	11,850,771	(26,746,451)		(14,895,354)
Balance, shares at Sep. 30, 2019		3,255,346			250
Share-based compensation			132,599			132,599
Shares-based compensation, shares
Shares issued for services		$ 26	23,350			23,376
Shares issued for services, shares		263,948
Shares issued for conversion of notes and reclassification of debt premiums		$ 109	43,048			43,157
Shares issued for conversion of notes and reclassification of debt premiums, shares		1,090,185
Cancellation of shares for 3(a)(10) debt settlement		$ (19)	19
Cancellation of shares for 3(a)(10) debt settlement, shares		(194,520)
Net loss				(1,521,063)		(1,521,063)
Balance at Mar. 31, 2020		$ 442	12,049,787	(28,267,514)		(16,217,285)
Balance, shares at Mar. 31, 2020	250	4,414,959
Balance at Sep. 30, 2019		$ 326	$ 11,850,771	$ (26,746,451)		$ (14,895,354)
Balance, shares at Sep. 30, 2019		3,255,346			250
Roundup for reverse split of stock		319
Stock option expense			$ 103,793			$ 103,793
Shares issued for cash		$ 15,122	249,515			264,637
Shares issued for cash, shares		151,221,142
Shares issued to non- employees for services		$ 29	23,455			23,484
Shares issued to non- employees for services, shares		288,948
Shares issued for conversion of notes, including premiums reclassified		$ 33,646	853,139			886,785
Shares issued for conversion of notes, including premiums reclassified, shares		336,461,204
Cancellation of shares for 3(a)(10) debt settlement		$ (19)	19
Cancellation of shares for 3(a)(10) debt settlement, shares		(194,520)
Net loss				(4,328,318)		(4,328,318)
Balance at Sep. 30, 2020		$ 49,104	13,080,692	(31,074,769)		(17,944,973)
Balance, shares at Sep. 30, 2020		491,032,439			250
Balance at Dec. 31, 2019		$ 368	11,974,849	(27,413,294)		(15,438,077)
Balance, shares at Dec. 31, 2019	250	3,670,112
Share-based compensation			66,097			66,097
Shares-based compensation, shares
Shares issued for cash		$ 2	1,874			1,876
Shares issued for cash, shares		23,948
Shares issued for conversion of notes and reclassification of debt premiums		$ 72	6,967			7,039
Shares issued for conversion of notes and reclassification of debt premiums, shares		720,899
Net loss				(854,220)		(854,220)
Balance at Mar. 31, 2020		$ 442	12,049,787	(28,267,514)		(16,217,285)
Balance, shares at Mar. 31, 2020	250	4,414,959
Balance at Sep. 30, 2020		$ 49,104	13,080,692	(31,074,769)		(17,944,973)
Balance, shares at Sep. 30, 2020		491,032,439			250
Share-based compensation			78,013			78,013
Shares-based compensation, shares
Shares issued to employees		$ 600	19,800			20,400
Shares issued to employees, shares		6,000,000
Shares issued for cash		$ 62,143	1,092,889			1,155,032
Shares issued for cash, shares		621,447,910
Shares issued to non- employees for services		$ 1,000	33,000			34,000
Shares issued to non- employees for services, shares		10,000,000
Shares issued for conversion of notes, including premiums reclassified		$ 42,541	1,055,652			1,098,193
Shares issued for conversion of notes, including premiums reclassified, shares		425,401,805
Net loss				(189,440)		(189,440)
Balance at Mar. 31, 2021		$ 155,388	15,360,046	(31,264,209)		(15,748,775)
Balance, shares at Mar. 31, 2021	250	1,553,882,154
Balance at Dec. 31, 2020		$ 101,027	14,100,595	(31,054,223)		(16,852,601)
Balance, shares at Dec. 31, 2020	250	1,010,278,196
Share-based compensation			38,578			38,578
Shares-based compensation, shares
Shares issued for cash		$ 29,890	560,681			590,571
Shares issued for cash, shares		298,897,714
Shares issued for conversion of notes, including premiums reclassified		$ 24,471	660,192			684,663
Shares issued for conversion of notes, including premiums reclassified, shares		244,706,244
Net loss				(209,986)		(209,986)
Balance at Mar. 31, 2021		$ 155,388	$ 15,360,046	$ (31,264,209)		$ (15,748,775)
Balance, shares at Mar. 31, 2021	250	1,553,882,154